Lease (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Components of Operating Lease Cost	The components of operating lease costs were as follows:

Year ended December 31, 2023
Operating lease cost	$4,934
Short-term lease cost	347
Variable lease cost	269
Total net lease costs	$5,550

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to operating leases is as follows:

Year ended December 31, 2023
Operating lease ROU assets	$14,260
Operating lease liabilities, current	$4,972
Operating lease liabilities, long-term	$9,157
Weighted average remaining lease term (in years)	4.59
Weighted average discount rate	2.48%

Lessee, Operating Lease, Liability, Maturity
Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2023, are as follows:

Fiscal Years Ending December 31,	Operating Leases
2024	$5,018
2025	3,939
2026	1,947
2027	1,143
2028 and thereafter	3,442

Total undiscounted lease payments	15,489
Less: imputed interest	(1,360)

Present value of lease liabilities	$14,129